Investments in associates and joint ventures (Tables)	9 Months Ended
Sep. 30, 2022
Investments in associates and joint ventures
Schedule of investment entities

	September 30,	December 31,
	2022	2021
	(Unaudited)
Join ventures
Equion Energía Limited	1,104,034	1,860,634
Interligação Elétrica do Madeira S.A.	1,771,903	1,374,483
Transmissora Aliança de Energia Elétrica S.A.	1,745,002	1,496,060
Interligação Elétrica Paraguaçu S.A.	569,717	412,526
Interligação Elétrica Ivaí S.A.	417,904	288,224
Interligação Elétrica Garanhuns S.A.	501,036	363,498
Interligação Elétrica Aimorés S.A.	383,533	278,408
Conexión Kimal Lo Aguirre S.A. (1)	119,475	—
Ecodiesel Colombia S.A.	61,936	64,019
Interconexión Eléctrica Colombia Panamá S.A.	17,608	8,737
Transnexa S.A. E.M.A.	8,545	8,545
Derivex S.A.	179	448
Parques de Rio	85	93
Interconexión Eléctrica Colombia Panamá S.A.S E.S.P.	4	4
	6,700,961	6,155,679
Less impairment:
Equion Energía Limited	(398,104)	(398,104)
Transnexa S.A. E.M.A.	(8,545)	(8,545)
	6,294,312	5,749,030
Associates
Gases del Caribe S.A. E.S.P.	1,466,842	1,515,838
ATP Tower Holdings	893,993	813,697
Gas Natural del Oriente S.A. E.S.P.	143,584	142,508
Gases de la Guajira S.A. E.S.P.	68,490	69,461
E2 Energía Eficiente S.A. E.S.P.	34,755	35,062
Extrucol S.A.	27,911	28,578
Serviport S.A.	8,398	9,399
Sociedad Portuaria Olefinas	3,625	3,012
	2,647,598	2,617,555
Less impairment: Serviport S.A.	(9,399)	(9,399)
	2,638,199	2,608,156
	8,932,511	8,357,186
(1)

In July 2022, ISA Inversiones Chile, Transelec, and China Southern Power Grid International (CSG) established the company Conexión Kimal Lo Aguirre S.A. This company will build and operate the Kimal-Lo Aguirre project in Chile obtained in 2021.

Schedule of movement of investments in associates and joint ventures

	Associates	Join ventures	Total
Balance as of December 31, 2021	2,608,156	5,749,030	8,357,186
Capitalizations (1)	—	209,658	209,658
Equity method recognized in:
Profit or loss	117,635	539,045	656,680
Equity	103,059	913,159	1,016,218
Dividends declared (2)	(190,651)	(1,116,580)	(1,307,231)
Balance as of September 30, 2022 (Unaudited)	2,638,199	6,294,312	8,932,511